Note 5 - Other Receivables (Detail) (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Other Receivables		$ 147,000	$ 299,000
Premiums and Other Receivables, Net	$ 341,000	$ 147,000	$ 299,000